Long-Lived Assets - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 684	$ 276
Loss on disposal	44	310
Amortization expense related to intellectual property	18	122
Impairment loss	$ 190	$ 0
Patents
Property, Plant and Equipment [Line Items]
Estimated useful life	20 years